Short-term notes payable (10K) (Details Textual) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended			9 Months Ended	12 Months Ended
	Feb. 28, 2015	May. 31, 2013	Nov. 30, 2012	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Nov. 20, 2013	Apr. 18, 2013	Dec. 31, 2012
Short-term notes payable [Abstract]
Amortization of debt discount and deferred financing costs						$ 44
Loss on extinguishment of debt						67
Short-term Debt [Line Items]
Interest Paid				$ 3	$ 1	$ 1
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Warrants Weighted Average Exercise Price				$ 0.0264	$ 0.0284	$ 0.0289	$ 0.0286			$ 0.0269
Number of common shares callable by warrants						3,583
Venture Champion Asia Limited [Member]
Short-term Debt [Line Items]
Line of cerdit, initiation day	May 06, 2014				May 06, 2014
Line of credit facility, description					Credit Agreement
Line of credit facility, unsecured indebtedness, current amount	$ 2,000				$ 2,000
Line of credit facility, unsecured indebtedness, maximum amount					$ 2,352
Line of credit facility period					18 months
Conversion price					$ 0.0275
Original issue discount, percentage					15.00%
Number of common shares callable by warrants					10,909
Warrant coverage, maximum percentage					50.00%
Credit agreement termination date	Feb. 23, 2015				Feb. 23, 2015
Demand Notes Warrants [Member]
Short-term Debt [Line Items]
Class Of Warrant Or Right Number Of Warrants Or Rights Issued						21,667
Warrants Weighted Average Exercise Price						$ 0.03
Fair value assumptions for warrants pricing, expected term						3 years
Interest Expense [Member] | Demand Notes Warrants [Member]
Short-term Debt [Line Items]
Class Of Warrant Or Right Number Of Warrants Or Rights Issued						14,583
Fair value of warrants issued, initial						$ 406
Debt Discount [Member] | Demand Notes Warrants [Member]
Short-term Debt [Line Items]
Class Of Warrant Or Right Number Of Warrants Or Rights Issued						7,084
Fair value of warrants issued, initial						$ 111
Series D One Preferred Stock [Member]
Short-term Debt [Line Items]
Conversion price				0.0225	$ 0.0225
Series D Two Preferred Stock [Member]
Short-term Debt [Line Items]
Conversion price				$ 0.0500	0.0500
Credit Agreement Warrant [Member] | Venture Champion Asia Limited [Member]
Short-term Debt [Line Items]
Warrants Weighted Average Exercise Price					$ 0.0275
Fair value assumptions for warrants pricing, expected term					3 years
Number of common shares callable by warrants	10,909				655
Fair value of warrants booked as interest expense at period end					$ 258
Demand Notes [Member]
Short-term Debt [Line Items]
Short-term Debt						$ 1,150
Debt Instrument, Interest Rate, Stated Percentage						10.00%
Demand Notes [Member] | Phoenix Banne Holding LLC [Member]
Short-term Debt [Line Items]
Short-term Debt									$ 250
Repayments of Notes Payable		$ 250
Interest Paid		$ 2
Debt Instrument, Interest Rate, Stated Percentage									10.00%
Demand Notes [Member] | Company Employee [Member]
Short-term Debt [Line Items]
Short-term Debt								$ 60
Repayments of Notes Payable			$ 60
Interest Paid			$ 1